RECEIVABLE FOR BITCOIN COLLATERAL, NET	6 Months Ended
Jun. 30, 2025
RECEIVABLE FOR BITCOIN COLLATERAL, NET
RECEIVABLE FOR BITCOIN COLLATERAL, NET

5.RECEIVABLE FOR BITCOIN COLLATERAL, NET

	As of December 31, 2024	As of June 30, 2025
Receivables for bitcoin collateral	84,838,573	418,282,382
Less: allowance for receivables for bitcoin collateral	(302,006)	(1,549,364)
Total receivable for bitcoin collateral, net	84,536,567	416,733,018